Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment
Summary of breakdown of property, plant and equipment

		Service		Vehicles
	Land and	contract	Other plant	and office
	buildings	equipment	and equipment	equipment	Total
	£m	£m	£m	£m	£m
Cost
At 1 January 2022	87	518	188	210	1,003
Exchange differences	5	27	11	15	58
Additions	7	112	19	19	157
Disposals	(1)	(72)	(7)	(27)	(107)
Acquisition of companies and businesses	29	2	4	30	65
Reclassification from IFRS 16 ROU assets[1]	—	—	—	8	8
At 31 December 2022	127	587	215	255	1,184
At 1 January 2023	127	587	215	255	1,184
Exchange differences	(7)	(20)	(5)	(15)	(47)
Additions	7	123	14	23	167
Disposals	(9)	(77)	(9)	(25)	(120)
Acquisition of companies and businesses	—	1	1	8	10
Hyperinflationary adjustment	4	—	—	1	5
Reclassification from IFRS 16 ROU assets[1]	—	—	—	8	8
At 31 December 2023	122	614	216	255	1,207
Accumulated depreciation and impairment
At 1 January 2022	(31)	(314)	(135)	(125)	(605)
Exchange differences	(3)	(18)	(8)	(11)	(40)
Disposals	1	72	6	25	104
Impairment charge	(8)	—	—	—	(8)
Depreciation charge	(3)	(96)	(14)	(27)	(140)
At 31 December 2022	(44)	(356)	(151)	(138)	(689)
At 1 January 2023	(44)	(356)	(151)	(138)	(689)
Exchange differences	2	14	5	7	28
Disposals	4	75	8	22	109
Hyperinflationary adjustment	(1)	—	—	(1)	(2)
Depreciation charge	(5)	(102)	(15)	(32)	(154)
At 31 December 2023	(44)	(369)	(153)	(142)	(708)
Net book value
At 1 January 2022	56	204	53	85	398
At 31 December 2022	83	231	64	117	495
At 31 December 2023	78	245	63	113	499
1.	Certain leased assets become owned assets at the end of their lease period and are therefore reclassified from ROU assets (Note B4).

Summary of estimated useful economic lives of property, plant and equipment

Freehold buildings:	50 to 100 years
Leasehold improvements:	Shorter of the lease term or estimated useful life
Vehicles:	4 to 10 years
Plant and equipment (including service contract equipment):	3 to 10 years
Office equipment, furniture and fittings:	3 to 10 years